BUFFALO (R)
FUNDS

Balanced Fund
High Yield Fund
Large Cap Fund
Mid Cap Fund
Science & Technology Fund
Small Cap Fund
USA Global Fund

ANNUAL REPORT
March 31, 2002

MESSAGE
To Our Shareholders

It's been an active and successful six months for the Buffalo Funds. Thank you to each of our shareholders for contributing to that success. The increased investments in our Funds have been phenomenal through a period that has been difficult for the markets in general. In addition, special thanks and recognition are due the portfolio managers as well. We are receiving quite a bit of attention for the proprietary investment process and returns that are the direct result of the managers' research and implementation.

There have been a number of articles in the press recently about our Funds and the strategy that drives them. We have been given permission to re-print some of these on our web site, so please take a look at what's being written about the
Buffalo Funds in a number of prestigious investment publications.

We added the Buffalo Mid Cap Fund to our family of funds at the end of last year
(12/17/2001), and $32 million has been invested in the Fund since its inception.
We're very positive about the mid-cap sector, and pleased to be able to have a mid-cap offering. To clarify where each of our Funds should be positioned in your portfolio, we have changed the name of our Equity Fund to the Buffalo Large
Cap Fund. Our stock funds now include Buffalo Small Cap, Mid Cap and Large Cap, along with Buffalo USA Global and Buffalo Science & Technology. As of March
31, the Buffalo Funds included about 41,800 accounts, totaling $1.6 billion in assets under management.

To keep you informed of current events at the Buffalo Funds, we have added an electronic newsletter to our web site. In addition to current events, The
Buffalo Report will also include informational investment articles, interviews with financial advisors, and how-to columns on making the most of your portfolio. Click on The Buffalo Report link from our home page at
www.buffalofunds.com.

Should you have any questions or comments regarding your Buffalo Funds, please contact us through our web site, or give us a call at 1-800-49-BUFFALO. Again, thank you for your continued investments and support.

Sincerely,

/s/Stephen S. Soden

Stephen S. Soden
President

Portfolio Management Review

The closure of the Buffalo Small Cap Fund and the recent launch of the Buffalo
Mid Cap Fund reflect the Buffalo management team's commitment to maintaining strong future returns for the former, and our increased sense of opportunity for the latter. Opportunities for both funds remain strong, but there is a clear difference: Attractive investments within the technology sector are biased toward medium- and large-sized companies; technology opportu- nities are more limited among smaller companies.

The increased difficulty of finding quality investments within the small company technology sector has had, and will continue to have, a direct impact on the relative technology weightings for all funds within the Buffalo family. The investment strategy for these funds remains consistent across the board; the difference in the Buffalo Small, Mid, and Large Cap Funds is size. And, today more than in the past, size is impacting the type of technology companies in which we can invest.1

This situation is partly a result of the valuation and funding bubble of
1996-2000. But it also is a reflection of the maturation of the technology industry. First, the valuation bubble allowed too many questionable companies to be funded, some with hundreds of millions or even billions of dollars of cash.
Many of these companies, after reaching large cap stock status during the tech valuation bubble, have seen their stock prices fall dramatically. They are now small cap companies and are bleeding red ink, yet many have enough cash on their balance sheets to allow them to continue funding losses for the next few years.
Many of these companies will be locked in cutthroat competition for several more years, until enough players exit the market -- either through voluntary withdrawal or bankruptcy. The reduction in the number of industry participants will eventually lead to rational competition and profits.

Second, the technology industry is simply maturing. As we've seen in many other mature industries, such as autos and soft drinks, entry barriers become very large, scale becomes very important and being a larger company is essential to profitability.

Relative Weightings

The lack of quality technology investment opportunities in smaller companies is clearly reflected in our fund weightings. At February 28, 2002, the Buffalo
Funds had the following weightings within technology.

FUND                                                    TECH WEIGHTING

Buffalo Small Cap                                             13.6%
Buffalo Mid Cap                                               33.7%
Buffalo Large Cap                                             29.4%
Buffalo USA Global                                            43.3%

How has this come to be the case?

The Three Main Problems

There are three major causes for the apparent lack of quality small vs. large capitalization technology investment opportunities: poor IPO quality over the past five years, the high capital intensity of the semiconductor industry and the maturity of technology as a sector.

Poor IPO Quality

The IPO market of the past five years should have created a large pool of potential holdings within the small cap technology sector. Instead, the overall quality of issuances was so poor that the list of companies that went public from 1996-2001 is strewn with unprofitable companies possessing hopeless business models. Many have already filed for bankruptcy, or eventually will.

The funding (IPOs, secondary equity offerings, junk bond offerings and venture capital) during this period was directed primarily at companies in the Internet and communications sectors.

Historically, poor equity returns have followed such periods of massive over-investment. The last broad example of this occurred within the entire technology sector when IPO funding (number of deals and total dollar funding)
peaked in 1983. At that time the technology sector was much more narrow in scope and consisted primarily of computer, software and computer peripheral device companies. It seemed that every start-up with a new design for a personal computer, a new word processor, or a new disk drive was receiving funding. With too many companies chasing limited end markets, a consolidation period ensued, resulting in many mergers and bankruptcies. During the subsequent seven-year period, the technology sector, as measured by the Pacific Tech Index, was flat, despite the roaring eighties bull market.

Today, the technology sector is much larger and broader in scope, with many sub-sectors not receiving meaningful funding during the past five years. We expect areas such as semiconductors and semiconductor capital equipment to do well, while other technology sub-sectors, such as B2B software and service, likely will suffer over the next several years as a result of the massive spending that helped to create the valuation bubble.

The Semiconductor Industry

The capital intensity of certain technology sectors has now risen to such a high level that many small companies are beginning to have difficulty competing. For example, the cost of a single wafer fabrication plant for memory and microprocessor products now approaches $2 billion. Small semiconductor companies, such as Transmeta, may have the ability to design interesting products, but they must be able to manufacture their products in very high volume to be financially successful.

Transmeta, which went public in 2000 and competes directly with Intel in the sale of microprocessors, must rely on other companies for the manufacture of its products. Transmeta's revenue for the fourth quarter of 2001 was $1.5 million
vs. revenue of nearly $7 billion for Intel. Intel spends more than $10 billion per year on research and development and on growth and maintenance to its manufacturing facilities.

The problem for Transmeta, and for many other small technology companies, is similar to what would be encountered by a new small company attempting to compete with General Motors and Toyota. The company might be able to design a competitive model, but the capital required to profitably manufacture millions of cars per year would be prohibitive. There are reasons there are no small cap automobile manufacturers, and the same reasons appear to be impacting parts of the technology industry today, particularly semiconductors.

Maturity of Technology as a Sector

Technology also is beginning to reach a level of maturity that ultimately will lead to a relatively small number of dominant players within certain sectors.
This maturity level was reached years ago in the mainframe computer segment, and now is apparent throughout the computer industry.

Today, we know of no small cap companies competing profitably within the computer industry, and mega-cap companies such as Hewlett Packard and Compaq are looking to merge. We believe we are at the beginning of a consolidation phase within other technology sectors that will put pressure on smaller companies, particularly those that lack the balance sheet strength to survive the weak earnings environment that usually characterizes such a period.

The network equipment market is an example. Recent sequential revenue growth at
Cisco Systems suggest the rapid growth of Cisco's already large market share vs.
smaller competitors such as Juniper Networks, Foundry Networks and Enterasys
Networks. The longer the current downturn in demand lasts, the stronger Cisco's position within the industry will become. With more than $20 billion in cash on its balance sheet (hence no need for new financing during the downturn) and no debt (Juniper has more than $1 billion in debt due in five years), Cisco's position is far superior to the precarious perch that many of its competitors may find themselves in the next year or two.

Asking, "Who will be the next Cisco?" is meaningless if companies are trying to compete with essentially undifferentiated "me-too" products, and in effect, trying to "out-Cisco" Cisco. That strategy is likely to fail -- just as attempts to do fast food better than McDonald's, cola better than Coke and microprocessors better than Intel have led to many past failures. In a mature market, where the scale of operation matters, large companies will have the advantage over small ones.

Looking Ahead

Our observations do not reflect a change in strategy or a change in our outlook for the companies we own. The problems we see for some small technology companies (the ones we are avoiding) should accrue as incremental profits for the mid- and large-sized technology companies we own. Our long-term investment strategy forces us to look hard at our holdings, and how their industries will evolve over three- to five-year time periods. This has currently led us to be over-weighted in technology in our Mid and Large Cap Buffalo Funds, and, for now, to have a lower weighting in technology in the Buffalo Small Cap Fund.

The changes we see taking place within technology should equate to positive opportunities for many companies. And these changes were the major reasons for launching both the Buffalo Mid Cap and Buffalo Science & Technology Funds
during the bear market of 2001.

Sincerely,

/s/John C. Kornitzer                        /s/Kent W. Gasaway
John C. Kornitzer                           Kent W. Gasaway
President                                   Sr. Vice President

/s/Tom W. Laming
Tom W. Laming
Sr. Vice President

1Buffalo Small Cap focuses on companies with market capitalization below $2 billion; Buffalo Mid Cap invests in medium-sized companies, generally between $2 billion and $10 billion; and Buffalo Large Cap targets companies above $10 billion.

CHART - Number of IPOs

CHART - Buffalo Balanced Fund versus S&P 500
and Merrill Lynch Bond Fund Index Weighted Average

Average annual compounded total returns for one year, five years and the life of the Fund (inception August 12, 1994) as of March 31, 2002, were 6.48%, 5.79% and
8.15%, respectively.

CHART - Buffalo High Yield Fund versus
Merrill Lynch High Yield Bond Fund Index

Average annual compounded total returns for one year, five years and the life of the Fund (inception May 19, 1995) as of March 31, 2002, were 3.95%, 5.30% and
8.23%, respectively.

CHART - Buffalo Large Cap Fund versus S&P 500

Average annual compounded total returns for one year, five years and the life of the Fund (inception May 19, 1995) as of March 31, 2002, were 2.06%, 11.15% and
14.14%, respectively.

CHART - Buffalo Science & Technology Fund versus S&P 500 and S&P 600

Average annual compounded total return for the life of the Fund (inception April
16, 2001) as of March 31, 2002, was 1.80%.

CHART - Buffalo Small Cap Fund versus S&P 600

Average annual compounded total returns for one year and the life of the Fund
(inception April 14, 1998) as of March 31, 2002, were 41.04% and 24.90%, respectively.

CHART - Buffalo USA Global Fund versus S&P 500

Average annual compounded total returns for one year, five years and the life of the Fund (inception May 19, 1995) as of March 31, 2002, were 7.78%, 12.20% and
15.64%, respectively.

Investment Results -- Total Return

                                                                 THREE          ONE         FIVE
                                                                 MONTHS         YEAR        YEARS
                                                                 ENDED          ENDED       ENDED        SINCE
                                                                3/31/02        3/31/02      3/31/02    INCEPTION*

Buffalo Balanced Fund                                             1.73%        6.48%        5.79%        8.15%
Lipper Balanced Fund Index                                        0.60%        2.48%        8.40%       10.24%

Buffalo High Yield Fund                                           1.31%        3.95%        5.30%        8.23%
Lipper High Yield Bond Fund Index                                 0.42%       -3.92%        1.14%        3.74%

Buffalo Large Cap Fund                                            2.31%        2.06%       11.15%       14.14%
Lipper Multi-Cap Core Fund Index                                 -0.09%        0.68%        9.18%       12.37%

Buffalo Mid Cap Fund                                              0.90%          N/A          N/A        1.20%
Lipper Mid-Cap Core Fund Index                                    3.70%       11.37%       13.11%        6.44%

Buffalo Science & Technology Fund                             0.30%          N/A          N/A        1.80%
Lipper Science & Technology Fund Index                       -7.12%      -12.77%        9.63%      -29.29%

Buffalo Small Cap Fund                                            5.61%       41.04%          N/A       24.90%
Lipper Small-Cap Core Fund Index                                  3.57%       20.08%       12.18%        5.29%

Buffalo USA Global Fund                                           3.69%        7.78%       12.20%       15.64%
Lipper Capital Appreciation Fund Index                           -0.89%       -2.80%        8.77%       10.53%
Lipper Global Fund Index                                          0.96%       -2.98%        5.99%        8.43%

*Buffalo Balanced Fund (8/12/94), Buffalo High Yield Fund (5/19/95), Buffalo
Large Cap Fund (5/19/95), Buffalo Mid Cap Fund (12/17/01), Buffalo Science &
Technology Fund (4/16/01), Buffalo Small Cap Fund (4/14/98), Buffalo USA Global
Fund (5/19/95).

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Small cap funds -- "Small cap stocks have higher risk than the stocks of larger, more established companies and have significant short-term price volatility."
High yield funds -- "While yields are typically higher than higher-rated bonds, the yields are based on greater risk that the price will decline." Sector funds
-- "Due to the limited focus of these funds, they are not intended to serve as a complete investment program by themselves."

References to specific securities should not be construed as recommendations by the Funds or their Adviser.

BUFFALO
BALANCED FUND

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES                COMPANY                                                                 MARKET VALUE

COMMON STOCKS-- 75.16%
BASIC MATERIALS-- 0.03%
             6,521    Philip Services Corp.*                                            $            6,847

CONSUMER CYCLICAL-- 24.50%
             2,500    Apollo Group, Inc. Cl. A*                                                    133,875
            23,000    Argosy Gaming Co.*                                                           843,870
            17,000    Barnes & Noble, Inc.*                                                    526,830
            25,200    Carnival Corp.                                                               822,780
            10,500    DeVry, Inc.*                                                                 316,365
            25,000    Elcor Corp.                                                                  555,000
            19,000    Ethan Allen Interiors, Inc.                                                  723,140
            13,000    ITT Educational Services, Inc.*                                              585,000
            19,000    ServiceMaster (The) Co.                                                      261,250
            17,000    Strayer Education, Inc.                                                      834,700
                                                                                                 5,602,810
ENERGY-- 0.00%
            11,742    Eagle Geophysical, Inc.*                                                          12

FINANCIAL-- 11.15%
            11,000    American Express Co.                                                         450,560
             2,000    Amvescap                                                                      55,480
             2,000    First Service Corp.*                                                          44,300
             9,050    JP Morgan Chase & Co.                                                    322,632
             9,000    Morgan Stanley Dean Witter                                                   515,790
             5,000    Northern Trust Corp.                                                         300,550
             8,000    PNC Bank Corp.                                                               491,920
             2,000    Principal Financial Group*                                                    50,600
            13,000    Stilwell Financial, Inc.                                                     318,370
                                                                                                 2,550,202
HEALTH CARE-- 15.49%
            10,100    Abbott Laboratories                                                          531,260
             3,000    Amgen, Inc.*                                                                 179,040
             4,000    Axcan Pharmaceutical*                                                         50,440
             9,500    Bristol-Myers-Squibb Co.                                                     384,655
            11,600    Johnson & Johnson                                                        753,420
            12,200    Merck & Company, Inc.                                                    702,476
             2,000    Pharmaceutical Product Development*                                           69,700
            12,100    Schering-Plough Corp.                                                        378,730
             7,500    Wyeth                                                                        492,375
                                                                                                 3,542,096
TECHNOLOGY-- 19.76%
            12,400    Altera Corp.*                                                                271,188
             8,000    Analog Devices, Inc.*                                                        360,320
             8,800    Applied Materials, Inc.*                                                     477,576
            37,600    Atmel Corp.*                                                                 381,264
            15,000    Dell Computer Corp.*                                                         391,650
            10,000    Intel Corp.                                                                  304,100
             2,000    Jabil Circuit, Inc.*                                                          47,060
             9,600    Microsoft Corp.*                                                             578,976
            12,000    National Semiconductor Corp.*                                                404,280
TECHNOLOGY (Continued)
            14,000    Nokia Corp.                                                                  290,360
            15,000    Sandisk Corp.*                                                               325,500
            14,200    Scientific-Atlanta, Inc.                                                     328,020
             7,000    SunGard Data Systems, Inc.*                                                  230,790
             9,400    Wind River Systems, Inc.*                                                    127,746
                                                                                                 4,518,830
TRANSPORTATION & SERVICES-- 4.23%
             8,000    FedEx Corp.*                                                                 464,800
            26,000    Southwest Airlines Co.                                                       503,100
                                                                                                   967,900
TOTAL COMMON STOCKS                                                                             17,188,697
(cost $15,052,141)

FACE AMOUNT           DESCRIPTION                                                            MARKET VALUE

CONVERTIBLE PREFERRED STOCKS-- 4.74%
            15,335    Fleetwood Capital Trust                                                      245,360
            53,400    ICO Holdings, Inc.                                                           516,378
            11,000    Lomak Financing Trust                                                        323,125
TOTAL CONVERTIBLE PREFERRED STOCKS                                                               1,084,863
(cost $1,551,310)

NON-CONVERTIBLE PREFERRED STOCK-- 0.11%
               250    Adelphia Communications Corp.                                                 23,813
(cost $25,343)

CORPORATE BONDS-- 10.88%
$          100,000    Aaipharma, Inc., 11.00% due 4-1-10                                            99,346
            35,000    Adelphia Communications Corp.,
                          9.875% due 3-1-07                                                         32,725
           125,000    Adelphia Communications Corp.,
                          9.375% due 11-15-09                                                      117,500
           105,000    Argosy Gaming Co., 10.75% due 6-1-09                                         116,288
            25,000    Boyd Gaming Corp., 9.25% due 8-1-09                                           26,438
           225,000    Charter Communications Holdings,
                          11.125% due 1-15-11                                                      226,687
            70,000    Daimler Chrysler, 8.50% due 1-18-31                                           75,313
           100,000    Elizabeth Arden, Inc., 11.75% due 2-1-11                                     100,500
           140,000    Fairchild Semiconductor Corp.,
                          10.125% due 3-15-07                                                      146,300
            25,000    Ford Motor Credit Co.,
                          7.375% due 10-28-09                                                       24,566
            25,000    Ingles Markets, Inc., 8.875% due 12-1-11                                      25,250
            50,000    Isle of Capri Casinos, Inc.,
                          8.75% due 4-15-09                                                         50,250
            25,000    Kmart Corp., 9.375% due 2-1-06                                                12,625
            50,000    Luigino's, Inc., 10.00% due 2-1-06                                            51,687
            50,000    Mandalay Resort Group, 10.25% due 8-1-07                                      54,375
            25,000    Mastec, Inc., 7.75% due 2-1-08                                                22,125
            25,000    MGM Grand, Inc., 9.75% due 6-1-07                                             27,125
           100,000    Nash Finch Co., 8.50% due 5-1-08                                              99,250
            25,000    Park Place Entertainment Corp.,
                          8.875% due 9-15-08                                                        26,219
            85,000    Phillips Van-Heusen Corp.,
                          7.75% due 11-15-23                                                        69,275
            25,000    Rogers Communications, Inc.,
                          9.125% due 1-15-06                                                        23,625
            40,000    Rogers Communications, Inc.,
                          8.875% due 7-15-07                                                        40,450
            15,000    Senior Housing Property Trust,
                          8.625% due 1-15-12                                                        15,638
            25,000    Service Corporation International,
                          6.30% due 3-15-20                                                         24,625
           130,000    Station Casinos, Inc., 9.75% due 4-15-07                                     135,876
            25,000    Terra Industries, 10.50% due 6-15-05                                          21,125
           435,000    United Refining Co., 10.75% due 6-15-07                                      367,575
            55,000    Warner Chilcott, Inc.,
                          12.625% due 2-15-08                                                       63,250
           325,000    Williams Communications Group, Inc.,
                          10.875% due 10-1-09                                                       50,375
            40,000    Winn-Dixie Stores, Inc.,
                          8.875% due 4-1-08                                                         40,600
           375,000    Wiser Oil Co., 9.50% due 5-15-07                                             301,875
TOTAL CORPORATE BONDS                                                                            2,488,858
(cost $2,759,504)

CONVERTIBLE CORPORATE BONDS-- 4.10%
            25,000    Adaptec, Inc., 4.75% due 2-1-04                                               24,156
           250,000    Conexant Systems, 4.00% due 2-1-07                                           161,875
         1,000,000    Exide Corp., 2.90% due 12-15-05                                               10,000
           750,000    HMT Technology Corp., 5.75% due 1-15-04                                       67,500
         1,040,000    Intevac, Inc., 6.50% due 3-1-04                                              609,700
            23,468    Philip Services Corp., zero cpn.
                          due 4-15-10                                                                1,908
           775,805    Philip Services Corp., zero cpn.
                          due 4-15-20                                                               63,073
TOTAL CONVERTIBLE CORPORATE BONDS                                                                  938,212
(cost $3,375,771)

TOTAL INVESTMENTS-- 94.99%                                                                      21,724,443
(cost $22,764,070)

Other assets less liabilities-- 5.01%                                                            1,144,826

TOTAL NET ASSETS-- 100.00%                                                              $       22,869,269

For federal income tax purposes, the identified cost of investments owned at
March 31, 2002, was $22,773,145.

Net unrealized depreciation for federal income tax purposes was $1,048,702, which is comprised of unrealized appreciation of $3,670,996 and unrealized depreciation of $4,719,698.

*Non-income producing security

See accompanying Notes to Financial Statements.

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES                COMPANY                                                                 MARKET VALUE

COMMON STOCKS-- 0.91%
            17,025    Eagle Geophysical, Inc.*                                          $               17
            10,826    Micron Technology, Inc.*                                                     356,175
             6,384    Philip Services Corp.*                                                         6,703
             6,656    Stage Stores, Inc.
                          Warrants Strike Price $15*                                               100,173
            14,013    Stage Stores, Inc.
                          Warrants Strike Price $20*                                               168,717
TOTAL COMMON STOCKS                                                                                631,785
(cost $461,284)

FACE AMOUNT           DESCRIPTION                                                             MARKET VALUE

CONVERTIBLE PREFERRED STOCKS-- 7.10%
            39,550    Bethlehem Steel Corp.                                                         44,494
            38,175    Carriage Service                                                           1,078,444
            19,900    Cummins Engine                                                             1,176,587
            46,274    Fleetwood Capital Trust                                                      740,384
            77,200    ICO Holdings, Inc.                                                           746,524
             4,870    Lomak Financing Trust                                                        143,056
            26,125    TXI Capital Trust I                                                        1,032,199
TOTAL CONVERTIBLE PREFERRED STOCKS                                                               4,961,688
(cost $6,500,135)

NON-CONVERTIBLE PREFERRED STOCK-- 0.99%
             7,250    Adelphia Communications Corp.                                                690,562
(cost $719,125)

CORPORATE BONDS-- 60.81%
$        1,500,000    Aaipharma, Inc., 11.00% due 4-1-10                                         1,490,190
           625,000    Adelphia Communications Corp.,
                          9.875% due 3-1-07                                                        584,375
           100,000    Adelphia Communications Corp.,
                          10.875% due 10-1-10                                                       93,500
           700,000    Applied Extrusion Technology,
                          10.75% due 7-1-11                                                        745,500
           865,000    Argosy Gaming Co., 10.75% due 6-1-09                                         957,988
           100,000    Argosy Gaming Co., 9.00% due 9-1-11                                          106,000
           200,000    Bio-Rad Laboratories,
                          11.625% due 2-15-07                                                      224,500
           370,000    Boyd Gaming Corp., 9.25% due 8-1-09                                          391,275
           200,000    Brunswick Corp., 6.75% due 12-15-06                                          189,900
           350,000    Brunswick Corp., 7.375% due 9-1-23                                           287,627
         1,160,000    Callon Petroleum Co.,
                          10.125% due 9-15-02                                                    1,135,350
         1,200,000    Charter Communications Holdings,
                          8.625% due 4-1-09                                                      1,092,000
           255,000    Charter Communications Holdings,
                          11.125% due 1-15-11                                                      256,913
           370,000    Circus Circus Enterprise, Inc.,
                          7.625% due 7-15-13                                                       342,250
           500,000    Cummins Engine, 6.75% due 2-15-27                                            469,567
           155,000    Daimler Chrysler, 8.50% due 1-18-31                                          166,765
           250,000    Elizabeth Arden, Inc., 11.75% due 2-1-11                                     251,250
           470,000    Exide Corp., 10.00% due 4-15-05                                               56,400
           340,000    Fairchild Semiconductor Corp.,
                          10.125% due 3-15-07                                                      355,300
           250,000    Fairchild Semiconductor Corp.,
                          10.375% due 10-1-07                                                      267,500
            95,000    Foodmaker Corp., 9.75% due 11-1-03                                            96,187
           830,000    Ford Motor Co., 7.45% due 7-16-31                                            752,699
           675,000    Ford Motor Credit Co.,
                          7.375% due 10-28-09                                                      663,290
           100,000    French Fragrance, Inc.,
                          10.375% due 5-15-07                                                       89,750
           695,000    French Fragrance, Inc.,
                          10.375% due 5-15-07                                                      623,762
         1,070,000    Frontier Oil Corp., 11.75% due 11-15-09                                    1,144,900
         1,000,000    General Motors Acceptance Corp.,
                          8.00% due 11-1-31                                                      1,003,746
           570,000    Giant Industries, Inc.,
                          9.75% due 11-15-03                                                       570,000
           300,000    Hilton Hotels Corp., 7.20% due 12-15-09                                      277,830
           625,000    HMH Properties, 8.45% due 12-1-08                                            637,500
           380,000    Host Marriott, 9.25% due 10-1-07                                             395,200
            80,000    ICO Holdings, Inc., 10.375% due 6-1-07                                        62,800
           870,000    Ingles Markets, Inc., 8.875% due 12-1-11                                     878,700
         1,269,000    Isle of Capri Casinos, Inc.,
                          8.75% due 4-15-09                                                      1,275,345
            96,000    Kmart Corp., 9.78% due 1-5-20                                                 49,020
           995,000    Luigino's, Inc., 10.00% due 2-1-06                                         1,028,581
           375,000    Mail-Well, Inc., 9.625% due 3-15-12                                          388,125
            24,000    Mandalay Resort Group, 6.75% due 7-15-03                                      24,180
           420,000    Mandalay Resort Group, 10.25% due 8-1-07                                     456,750
           730,000    Mastec, Inc., 7.75% due 2-1-08                                               646,050
           400,000    Meritage Corp., 9.75% due 6-1-11                                             421,000
           375,000    MGM Grand, Inc., 9.75% due 6-1-07                                            406,875
           225,000    MGM Mirage, Inc., 6.625% due 12-1-05                                         224,483
           160,000    MGM Mirage, Inc., 8.375% due 2-1-11                                          164,800
           595,000    Motorola, Inc., 7.625% due 11-15-10                                          582,119
         1,650,000    Nash Finch Co., 8.50% due 5-1-08                                           1,637,625
           200,000    Park Place Entertainment Corp.,
                          8.875% due 9-15-08                                                       209,750
           495,000    Park Place Entertainment Corp.,
                          8.125% due 5-15-11                                                       499,950
         1,845,000    Penn National Gaming,
                          8.875% due 3-15-10                                                     1,845,000
            22,976    Philip Services Corp.,
                          zero cpn. due 4-15-10                                                      1,868
           315,000    Phillips Van-Heusen Corp.,
                          7.75% due 11-15-23                                                       256,725
           800,000    Pilgrim's Pride Corp.,
                          9.625% due 9-15-11                                                       844,000
           310,000    Plains Resources, Inc.,
                          10.25% due 3-15-06                                                       320,850
            40,000    Plains Resources, Inc.,
                          10.25% due 3-15-06                                                        41,400
           735,000    RFS Partnership, 9.75% due 3-1-12                                            760,725
           595,000    Rogers Communications, Inc.,
                          9.125% due 1-15-06                                                       562,275
           770,000    Rogers Communications, Inc.,
                          8.875% due 7-15-07                                                       778,662
           300,000    Royal Carribean Cruises Ltd.,
                          8.125% due 7-28-04                                                       295,684
           820,000    Royal Carribean Cruises Ltd.,
                          7.50% due 10-15-27                                                       653,820
           300,000    Senior Housing Property Trust,
                          8.625% due 1-15-12                                                       312,750
           510,000    Service Corporation International,
                          7.00% due 6-1-15                                                         511,275
         1,050,000    Service Corporation International,
                          6.30% due 3-15-20                                                      1,034,250
           845,000    ServiceMaster Co., 7.10% due 3-1-18                                          711,064
         1,065,000    Station Casinos, Inc., 9.75% due 4-15-07                                  1,113,138
           400,000    Stewart Enterprises, 10.75% due 7-1-08                                       442,000
            65,000    Swift Energy Co., 10.25% due 8-1-09                                           67,600
           900,000    Terra Capital, Inc.,
                          12.875% due 10-15-08                                                     931,500
           380,000    Terra Industries, 10.50% due 6-15-05                                         321,100
         1,755,000    United Refining Co., 10.75% due 6-15-07                                    1,482,975
           105,000    Wal-Mart Stores, Inc.,
                          8.75% due 12-29-06                                                       105,545
         1,005,000    Warner Chilcott, Inc.,
                          12.625% due 2-15-08                                                    1,155,750
           500,000    WCI Communications, Inc.,
                          10.625% due 2-15-11                                                      542,500
           200,000    Williams Communications Group, Inc.,
                          11.70% due 8-1-08                                                         29,000
           100,000    Williams Communications Group, Inc.,
                          10.875% due 10-1-09                                                       15,500
           855,000    Williams Communications Group, Inc.,
                          11.875% due 8-1-10                                                       123,975
         1,240,000    Winn-Dixie Stores, Inc.,
                          8.875% due 4-1-08                                                      1,258,600
         1,600,000    Wiser Oil Co., 9.50% due 5-15-07                                           1,288,000
TOTAL CORPORATE BONDS                                                                           42,482,698
(cost $43,238,333)

CONVERTIBLE CORPORATE BONDS-- 13.27%
$          515,000    Adaptec, Inc., 4.75% due 2-1-04                                              497,619
           500,000    Affymetrix, Inc., 5.00% due 10-1-06                                          443,125
           800,000    Analog Device, 4.75% due 10-1-05                                             763,000
           950,000    Conexant Systems, 4.00% due 2-1-07                                           615,125
         1,250,000    Exide Corp., 2.90% due 12-15-05                                               12,500
           500,000    HMT Technology Corp., 5.75% due 1-15-04                                       45,000
         2,430,000    HMT Technology Corp., 5.75% due 1-15-04                                      218,700
         1,000,000    Human Genome Sciences, Inc.,
                          3.75% due 3-15-07                                                        721,250
           380,000    Intevac, Inc., 6.50% due 3-1-04                                              222,300
         1,880,000    Intevac, Inc., 6.50% due 3-1-04                                            1,102,150
           750,000    LAM Research Corp., 4.00% due 6-1-06                                         744,375
           866,000    Lomak Petroleum, Inc., 6.00% due 2-1-07                                      678,728
           321,000    Moran Energy, Inc., 8.75% due 1-15-08                                        322,605
           315,000    OHM Corp., 8.00% due 10-1-06                                                   1,606
           500,000    Performance Food Group Co.,
                          5.50% due 10-16-08                                                       610,000
           759,568    Philip Services Corp., zero cpn.
                          due 4-15-20                                                               61,753
           810,000    Sandisk Corp., 4.50% due 11-15-06                                          1,128,938
         1,225,000    Wind River Systems, Inc.,
                          3.75% due 12-15-06                                                     1,081,062
TOTAL CONVERTIBLE CORPORATE BONDS                                                                9,269,836
(cost $13,511,496)

U.S. GOVERNMENT SECURITIES-- 14.53%
        10,000,000    U.S. Treasury Bonds, 4.25% due 3-31-03                                    10,153,520
(cost $10,156,250)

REPURCHASE AGREEMENT-- 15.75%
        11,000,000    UMB Bank, n.a., 1.28% due 4-1-02
                          (Collateralized by U.S. Treasury Bills,
                          due 4-25-02 with a value of $11,675,866)                              11,000,000
(cost $11,000,000)

TOTAL INVESTMENTS-- 113.36%                                                                     79,190,089
(cost $85,586,623)

Other assets less liabilities-- (13.36%)                                                       (9,333,450)

TOTAL NET ASSETS-- 100.00%                                                              $       69,856,639

For federal income tax purposes, the identified cost of investments owned at
March 31, 2002, was $85,700,285.

Net unrealized depreciation for federal income tax purposes was $6,510,196, which is comprised of unrealized appreciation of $2,640,476 and unrealized depreciation of $9,150,672.

*Non-income producing security

See accompanying Notes to Financial Statements.

BUFFALO
LARGE CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES                COMPANY                                                                 MARKET VALUE

COMMON STOCKS-- 97.47%
CAPITAL GOODS-- 1.62%
            21,200    Raytheon Co.                                                      $          870,260

CONSUMER CYCLICAL-- 19.13%
            13,150    Apollo Group, Inc. Cl. A*                                                    704,183
            61,800    Barnes & Noble, Inc.*                                                  1,915,182
            52,800    Carnival Corp.                                                             1,723,920
            15,100    DeVry, Inc.*                                                                 454,963
            47,350    Ethan Allen Interiors, Inc.                                                1,802,141
            19,600    ITT Educational Services, Inc.*                                              882,000
            32,000    Marriott International Cl. A                                               1,438,400
            98,300    ServiceMaster (The) Co.                                                    1,351,625
                                                                                                10,272,414
CONSUMER STAPLES-- 5.59%
            47,600    McDonald's Corp.                                                           1,320,900
            32,700    PepsiCo, Inc.                                                              1,684,050
                                                                                                 3,004,950
FINANCIAL-- 15.21%
            51,700    American Express Co.                                                       2,117,632
            23,500    Morgan Stanley Dean Witter                                                 1,346,785
            27,200    Northern Trust Corp.                                                       1,634,992
            22,900    PNC Bank Corp.                                                             1,408,121
            24,700    Wilmington Trust Corp.                                                     1,662,557
                                                                                                 8,170,087
HEALTH CARE-- 12.09%
            31,400    Abbott Laboratories                                                        1,651,640
            23,400    Johnson & Johnson                                                      1,519,830
            32,600    Merck & Company, Inc.                                                  1,877,108
            46,100    Schering-Plough Corp.                                                      1,442,930
                                                                                                 6,491,508
TECHNOLOGY-- 36.55%
            60,200    Altera Corp.*                                                              1,316,574
            31,100    Analog Devices, Inc.*                                                      1,400,744
            33,500    Applied Materials, Inc.*                                                   1,818,045
           122,500    Atmel Corp.*                                                               1,242,150
            72,700    Ciena Corp.*                                                                 654,300
            50,500    Cisco Systems, Inc.*                                                         854,965
            44,600    Diebold, Inc.                                                              1,817,004
           159,800    Erickson (LM) Telephone Co.                                                  667,964
            24,300    Microsoft Corp.*                                                           1,465,533
            60,300    Nokia Corp.                                                                1,250,622
            70,800    Sandisk Corp.*                                                             1,536,360
            79,300    Scientific-Atlanta, Inc.                                                   1,831,830
            69,200    SunGard Data Systems, Inc.*                                                2,281,524
           109,700    Wind River Systems, Inc.*                                                  1,490,823
                                                                                                19,628,438
TRANSPORTATION & SERVICES -- 7.28% 36,300 FedEx Corp.*                                       2,109,030
            93,187    Southwest Airlines Co.                                                     1,803,168
                                                                                                 3,912,198
TOTAL COMMON STOCKS                                                                             52,349,855
(cost $45,379,925)

FACE AMOUNT           DESCRIPTION                                                             MARKET VALUE

REPURCHASE AGREEMENT-- 2.61%
       $ 1,400,000    UMB Bank, n.a., 1.28% due 4-1-02
                          (Collateralized by U.S. Treasury Bills,
                          due 4-25-02 with a value of $1,485,982)                                1,400,000
(cost $1,400,000)

TOTAL INVESTMENTS-- 100.08%                                                                     53,749,855
(cost $46,779,925)

Other assets less liabilities-- (0.08%)                                                           (42,153)

TOTAL NET ASSETS-- 100.00%                                                              $       53,707,702

For federal income tax purposes, the identified cost of investments owned at
March 31, 2002, was $46,828,398.

Net unrealized appreciation for federal income tax purposes was $6,921,457, which is comprised of unrealized appreciation of $10,207,911 and unrealized depreciation of $3,286,454.

*Non-income producing security

BUFFALO
MID CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES                COMPANY                                                                 MARKET VALUE

COMMON STOCKS-- 85.90%
CONSUMER CYCLICAL-- 30.74%
            23,800    Abercrombie & Fitch Co.*                                      $          733,040
            10,750    Apollo Group, Inc. Cl. A*                                                    575,663
            23,950    CVS Corp.                                                                    822,203
            22,200    DeVry, Inc.*                                                                 668,886
            25,800    Fairmont Hotels & Resorts                                                730,140
            23,000    Furniture Brands International, Inc.*                                        838,350
             7,125    Harley Davidson, Inc.                                                        392,801
            16,500    Harrahs Entertainment, Inc.*                                                 730,290
            11,200    International Game Technology*                                               697,984
            14,725    MGM Mirage*                                                                  533,487
            27,050    P & O Princess Cruises                                                   754,965
            23,500    Talbots, Inc.                                                                831,900
            17,125    Tiffany & Co.                                                            608,794
            34,500    WCI Communities, Inc.*                                                       841,800
                                                                                                 9,760,303
FINANCIAL-- 16.01%
            10,100    Bisys Group                                                                  356,025
            18,475    Edwards (A.G.), Inc.                                                         812,531
             7,100    Fiserv, Inc.*                                                                326,529
            19,125    H & R Block, Inc.                                                        850,106
             9,075    Legg Mason, Inc.                                                             481,701
            12,175    Neuberger Berman, Inc.                                                       570,399
            33,350    Principal Financial Group*                                                   843,755
            34,350    Stilwell Financial, Inc.                                                     841,231
                                                                                                 5,082,277
HEALTH CARE-- 10.03%
            30,000    Biomet, Inc.                                                                 811,800
            31,300    Human Genome Sciences, Inc.*                                                 682,027
            24,575    King Pharmaceuticals, Inc.*                                                  860,371
            30,700    Watson Pharmaceuticals, Inc.*                                                831,663
                                                                                                 3,185,861
TECHNOLOGY-- 29.12%
           142,400    ADC Telecommunications*                                                      579,568
            85,200    Atmel Corp.*                                                                 863,928
            39,150    Cadence Design System, Inc.*                                                 885,182
            48,600    Citrix Systems, Inc.*                                                        839,808
            20,700    Diebold, Inc.                                                                843,318
             7,150    Electronic Arts, Inc.*                                                       434,720
            37,725    Jabil Circuit, Inc.*                                                         887,669
            25,800    LAM Research Corp.*                                                          756,456
            33,100    Micrel Semiconductor, Inc.*                                                  834,782
            26,000    National Semiconductor Corp.*                                                875,940
            10,750    Novellus Systems*                                                            581,897
            30,900    Waters Corp.*                                                                864,273
                                                                                                 9,247,541
TOTAL COMMON STOCKS                                                                             27,275,982
(cost $26,128,065)

FACE AMOUNT           DESCRIPTION                                                             MARKET VALUE

REPURCHASE AGREEMENT-- 17.76%
       $ 5,640,000    UMB Bank, n.a., 1.28% due 4-1-02
                          (Collateralized by U.S. Treasury Bills,
                          due 4-25-02 with a value of $5,986,531)                                5,640,000
(cost $5,640,000)

TOTAL INVESTMENTS-- 103.66%                                                                     32,915,982
(cost $31,768,065)

Other assets less liabilities-- (3.66%)                                                        (1,160,844)

TOTAL NET ASSETS-- 100.00%                                                              $       31,755,138

For federal income tax purposes, the identified cost of investments owned at
March 31, 2002, was the same for federal income tax and financial statement purposes.

Net unrealized appreciation for federal income tax purposes was $1,147,917, which is comprised of unrealized appreciation of $1,833,815 and unrealized depreciation of $685,898.

*Non-income producing security

See accompanying Notes to Financial Statements.

BUFFALO
SCIENCE & TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES                COMPANY                                                                 MARKET VALUE

COMMON STOCKS-- 97.52%
BASIC MATERIALS-- 2.01%
             7,900    Sigma-Aldrich Corp.                                               $          370,984

CONSUMER CYCLICAL-- 0.17%
             7,100    Stamps.com, Inc.*                                                             31,737

HEALTH CARE-- 16.00%
             8,000    Applera Corp.-Celera Genomics Group*                                         164,400
            11,400    Bristol-Myers-Squibb Co.                                                     461,586
            19,250    Human Genome Sciences, Inc.*                                                 419,458
             4,100    Johnson & Johnson                                                        266,295
             5,350    Merck & Company, Inc.                                                    308,053
            11,300    Pfizer, Inc.                                                                 449,062
            23,900    Quintiles Transnational Corp.*                                               424,225
            15,000    Schering-Plough Corp.                                                        469,500
                                                                                                 2,962,579
TECHNOLOGY-- 79.34%
            20,400    Adaptec, Inc.*                                                               272,748
            28,800    ADC Telecommunications, Inc.*                                                117,216
             9,500    Advent Software, Inc.*                                                       562,020
             9,000    Affymetrix, Inc.*                                                            260,820
            12,200    Agilent Technologies, Inc.*                                                  426,512
            23,950    Altera Corp.*                                                                523,786
             8,300    Analog Devices, Inc.*                                                        373,832
            12,000    Applied Biosystems Group                                                     268,200
            14,000    Applied Materials, Inc.*                                                     759,780
            60,600    Atmel Corp.*                                                                 614,484
            22,050    Cadence Design System, Inc.*                                                 498,550
            34,600    Ciena Corp.*                                                                 311,400
            32,900    Cisco Systems, Inc.*                                                         556,997
            29,100    Citrix Systems, Inc.*                                                        502,848
            19,650    Dell Computer Corp.*                                                         513,062
            10,100    Diebold, Inc.                                                                411,474
             1,100    Digimarc Corp.*                                                               21,527
            60,600    Erickson (LM) Telephone Co.                                                  253,308
            14,950    Intel Corp.                                                                  454,629
             6,550    LAM Research Corp.*                                                          192,046
             7,550    Maxim Integrated Products*                                                   420,611
             8,650    Microsoft Corp.*                                                             521,681
            14,850    Micron Technology, Inc.*                                                     488,565
            10,800    MKS Instruments, Inc.*                                                       369,792
             8,500    Modem Media, Inc.*                                                            38,344
            16,500    Nassda Corp.*                                                                250,800
             2,300    National Instruments Corp.*                                                   96,186
            14,000    National Semiconductor Corp.*                                                471,660
            19,800    Nokia Corp.                                                                  410,652
             4,300    Novellus Systems, Inc.*                                                      232,759
             9,600    Plexus*                                                                      226,560
            10,594    Roxio, Inc.*                                                                 240,378
            31,000    Sandisk Corp.*                                                               672,700
            24,300    Scientific-Atlanta, Inc.                                                     561,330
             6,400    Solectron Corp.*                                                              49,920
            15,200    SunGard Data Systems, Inc.*                                                  501,144
             8,000    Symantec Corp.*                                                              329,680
            11,400    Waters Corp.*                                                                318,858
            43,400    Wind River Systems, Inc.*                                                    589,806
                                                                                                14,686,665
TOTAL COMMON STOCKS                                                                             18,051,965
(cost $17,980,157)

FACE AMOUNT           DESCRIPTION                                                             MARKET VALUE

REPURCHASE AGREEMENT-- 2.70%
$          500,000    UMB Bank, n.a., 1.28% due 4-1-02
                          (Collateralized by U.S. Treasury Bills,
                          due 4-25-02 with a value of $531,005)                                    500,000
(cost $500,000)

TOTAL INVESTMENTS-- 100.22%                                                                     18,551,965
(cost $18,480,157)

Other assets less liabilities-- (0.22%)                                                           (39,914)

TOTAL NET ASSETS-- 100.00%                                                              $       18,512,051

For federal income tax purposes, the identified cost of investments owned at
March 31, 2002, was $18,511,155.

Net unrealized appreciation for federal income tax purposes was $40,810, which is comprised of unrealized appreciation of $1,587,841 and unrealized depreciation of $1,547,031.

*Non-income producing security

See accompanying Notes to Financial Statements.

BUFFALO
SMALL CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES                COMPANY                                                                 MARKET VALUE

COMMON STOCKS-- 87.04%
CONSUMER CYCLICAL-- 47.76%
           492,200    Abercrombie & Fitch Co.*                                      $       15,159,760
         1,072,600    American Eagle Outfitters*                                                26,568,302
         1,155,800    Ameristar Casinos, Inc.*                                                  31,761,384
         1,227,000    Argosy Gaming Co.*                                                        45,018,630
         1,173,100    Borders Group, Inc.*                                                      28,048,821
           374,200    Bright Horizons Family Solutions, Inc.*                                   11,028,048
           865,200    Brunswick Corp.                                                           23,637,264
           341,180    Career Education Corp.*                                                   13,510,728
           560,500    Circuit City Stores, Inc.                                                 10,111,420
           723,963    Coachmen Industries, Inc.                                                 11,800,597
            86,300    Corinthian Colleges, Inc.*                                                 4,362,465
           806,400    DeVry, Inc.*                                                              24,296,832
           525,500    Education Management Corp.*                                               22,160,335
           776,600    Elcor Corp.                                                               17,240,520
           767,700    Ethan Allen Interiors, Inc.                                               29,218,662
           609,500    First Service Corp.*                                                      13,500,425
           214,700    Four Seasons Hotels, Inc.                                                 11,439,216
           582,200    Gentex Corp.*                                                             17,250,586
           211,200    Harrahs Entertainment, Inc.*                                               9,347,712
         1,279,800    Isle of Capri Casinos, Inc.*                                              23,612,310
           451,200    ITT Educational Services, Inc.*                                           20,304,000
           731,700    Monaco Coach Corp.*                                                       17,780,310
         1,068,700    Orient-Express Hotel Ltd.*                                                21,908,350
           549,300    Penn National Gaming, Inc.*                                               19,236,486
         1,379,800    Royal Caribbean Cruises Ltd.                                              31,114,490
           459,200    Station Casinos, Inc.*                                                     7,645,680
           521,450    Strayer Education, Inc.                                                   25,603,195
           934,500    Tweeter Home Entertainment Group*                                         18,269,475
           712,900    Ultimate Electronics, Inc.*                                               19,996,845
           105,750    University of Phoenix Online*                                              4,424,580
           678,600    WCI Communities, Inc.*                                                    16,557,840
           537,800    Zale Corp.*                                                               21,834,680
                                                                                               613,749,948
CONSUMER STAPLES-- 1.63%
           643,600    Performance Food Group Co.*                                               21,019,976

FINANCIAL-- 9.50%
           663,300    Boston Private Financial Holdings, Inc.                                   17,743,275
           359,600    Edwards (A.G.), Inc.                                                      15,815,208
           363,300    Gabelli Asset Management*                                                 14,423,010
           122,400    Legg Mason, Inc.                                                           6,496,992
         1,158,800    Phoenix Companies, Inc.*                                                  22,248,960
           559,700    Raymond James Financial, Inc.                                             19,158,531
           514,200    Stewart (W.P.) & Company Ltd.                                         15,271,740
           154,150    Waddell & Reed Financial, Inc. Cl. B                                   4,698,492
            92,600    Wilmington Trust Corp.                                                     6,232,906
                                                                                               122,089,114
HEALTH CARE-- 11.60%
         1,043,600    Axcan Pharmaceutical*                                                     13,159,796
           279,300    Bradley Pharmaceuticals*                                                   2,974,545
           735,900    First Horizon Pharmaceutical Corp.*                                       16,454,724
           871,550    Galen Holdings                                                            29,807,010
           111,833    King Pharmaceuticals, Inc.*                                                3,915,273
           496,300    Medicis Pharmaceutical Corp. Cl. A*                                       27,544,650
           970,050    Pharmaceutical Product Development*                                       33,806,243
         1,206,400    Quintiles Transnational Corp.*                                            21,413,600
                                                                                               149,075,841
TECHNOLOGY-- 16.55%
           978,600    Adaptec, Inc.*                                                            13,083,882
           403,000    Advent Software, Inc.*                                                    23,841,480
           303,700    Affymetrix, Inc.*                                                          8,801,226
           397,000    Atmel Corp.*                                                               4,025,580
           130,000    Extreme Networks, Inc.*                                                    1,352,000
           356,600    LAM Research Corp.*                                                       10,455,512
           545,400    Micrel Semiconductor, Inc.*                                               13,754,988
         1,161,593    MKS Instruments, Inc.*                                                    39,772,944
           155,500    Nassda Corp.*                                                              2,363,600
           254,700    National Instruments Corp.*                                               10,651,554
         1,034,900    Plexus Corp.*                                                             24,423,640
         1,528,350    Sandisk Corp.*                                                            33,165,195
         1,986,100    Wind River Systems, Inc.*                                                 26,991,099
                                                                                               212,682,700
TOTAL COMMON STOCKS                                                                          1,118,617,579
(cost $972,834,996)

FACE AMOUNT           DESCRIPTION                                                             MARKET VALUE

REPURCHASE AGREEMENT-- 12.76%
     $ 164,000,000    UMB Bank, n.a., 1.28% due 4-1-02
                          (Collateralized by U.S. Treasury Bills,
                          due 4-25-02 with a value of $8,490,878
                          and U.S. Treasury Bills, due 5-9-02
                          with a value of $165,608,337)                                        164,000,000
(cost $164,000,000)

TOTAL INVESTMENTS-- 99.80%                                                                   1,282,617,579
(cost $1,136,834,996)

Other assets less liabilities-- 0.20%                                                            2,525,227

TOTAL NET ASSETS-- 100.00%                                                              $    1,285,142,806

For federal income tax purposes, the identified cost of investments owned at
March 31, 2002, was $1,136,879,799.

Net unrealized appreciation for federal income tax purposes was $145,737,780, which is comprised of unrealized appreciation of $160,635,720 and unrealized depreciation of $14,897,940.

*Non-income producing security

See accompanying Notes to Financial Statements.

BUFFALO
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES                COMPANY                                                                 MARKET VALUE

COMMON STOCKS-- 98.04%
BASIC MATERIALS-- 3.03%
            46,800    Sigma-Aldrich Corp.                                               $        2,197,728

CAPITAL GOODS-- 3.03%
            40,200    Teleflex, Inc.                                                             2,197,734

CONSUMER CYCLICAL-- 4.59%
            37,600    Korn/Ferry International*                                                    374,120
            62,200    Lear Corp.*                                                                2,960,720
                                                                                                 3,334,840
CONSUMER STAPLES-- 13.64%
            46,400    Coca-Cola Co.                                                              2,424,864
            12,600    Colgate-Palmolive                                                            720,090
            55,500    Gillette Co.                                                               1,887,555
            89,200    McDonald's Corp.                                                           2,475,300
            44,900    Wrigley, (Wm.) Jr. Co.                                                    2,393,619
                                                                                                 9,901,428
FINANCIAL-- 6.25%
            78,500    AFLAC, Inc.                                                                2,315,750
            30,800    American International Group, Inc.                                         2,221,912
                                                                                                 4,537,662
HEALTH CARE-- 22.04%
            54,100    Bristol-Myers-Squibb Co.                                                   2,190,509
            43,600    Johnson & Johnson                                                      2,831,820
            56,500    Pfizer, Inc.                                                               2,245,310
           133,400    Quintiles Transnational Corp.*                                             2,367,850
            69,300    Schering-Plough Corp.                                                      2,169,090
            36,600    Wyeth                                                                      2,402,790
            52,530    Zimmer Holdings, Inc.*                                                     1,788,647
                                                                                                15,996,016
TECHNOLOGY-- 45.46%
           137,500    Adaptec, Inc.*                                                             1,838,375
            65,300    Agilent Technologies, Inc.*                                                2,282,888
            36,700    Analog Devices, Inc.*                                                      1,652,968
            45,300    Applied Biosystems Group                                                   1,012,455
            48,901    Applied Materials, Inc.*                                                   2,653,857
            89,400    Cadence Design System*                                                     2,021,334
           100,400    Cisco Systems, Inc.*                                                       1,699,772
           100,900    Citrix Systems, Inc.*                                                      1,743,552
            65,500    Intel Corp.                                                                1,991,855
           103,800    Intevac, Inc.*                                                               455,682
            37,834    Maxim Integrated Products, Inc.*                                           2,107,732
            58,000    Micron Technology, Inc.*                                                   1,908,200
            35,500    Microsoft Corp.*                                                           2,141,005
            72,102    MKS Instruments, Inc.*                                                     2,468,772
            93,300    Motorola, Inc.*                                                            1,324,860
            67,400    National Semiconductor Corp.*                                              2,270,706
            35,984    Roxio, Inc.*                                                                 816,477
            64,300    Solectron Corp.*                                                             501,540
            75,100    Waters Corp.                                                               2,100,547
                                                                                                32,992,577
TOTAL COMMON STOCKS                                                                             71,157,985
(cost $62,103,693)

FACE AMOUNT           DESCRIPTION                                                            MARKET VALUE

REPURCHASE AGREEMENT-- 2.54%
      $  1,840,000    UMB Bank, n.a., 1.28% due 4-1-02
                          (Collateralized by U.S. Treasury Bonds,
                          11.625% due 11-15-04 with a value
                          of $1,885,032)                                                         1,840,000
(cost $1,840,000)

TOTAL INVESTMENTS-- 100.58%                                                                     72,997,985
(cost $63,943,693)

Other assets less liabilities-- (0.58%)                                                          (418,896)

TOTAL NET ASSETS-- 100.00%                                                              $       72,579,089

For federal income tax purposes, the identified cost of investments owned at
March 31, 2002, was $64,086,217.

Net unrealized appreciation for federal income tax purposes was $8,911,768, which is comprised of unrealized appreciation of $12,554,592 and unrealized depreciation of $3,642,824.

*Non-income producing security

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES

March 31, 2002
(In Thousands Except Per Share Data)

                                                                   BALANCED        HIGH YIELD         LARGE CAP
                                                                     FUND             FUND              FUND
ASSETS:
   Investments (including repurchase
     agreement) at cost                                         $         22,764   $  85,587          $    46,780

   Investments at value                                         $         21,724   $  68,190          $    52,350
   Repurchase agreement                                                       --      11,000                1,400
   Cash                                                                       --         202                   --
   Receivables:
     Investments sold                                                      1,204          --                  269
     Dividends                                                                31          50                   34
     Interest                                                                103       1,228                   --
     Fund shares sold                                                         18         140                   35
      Total assets                                                        23,080      80,810               54,088

LIABILITIES AND NET ASSETS:
   Cash overdraft                                                             91          --                   31
   Payables:
     Management fees                                                          19          58                   46
     Registration fees                                                        --          --                   --
     Investments purchased                                                   100      10,895                  302
     Fund shares redemptions                                                   1          --                    1
      Total liabilities                                                      211       10,953                 380
NET ASSETS                                                      $         22,869   $   69,857         $    53,708

NET ASSETS CONSIST OF:
   Capital (capital stock and
     paid-in capital)                                           $         25,221   $   83,757         $    49,518
   Accumulated undistributed net
     investment income                                                       828          189                  --
   Accumulated undistributed net
     realized gain (loss) from
     investment transactions                                             (2,140)      (7,692)             (2,780)
   Net unrealized appreciation
     (depreciation) of investments                                       (1,040)      (6,397)               6,970

NET ASSETS APPLICABLE
TO OUTSTANDING SHARES                                           $         22,869   $   69,857         $    53,708

Capital shares, $1.00 par value:
   Authorized                                                             10,000       25,000              10,000

   Outstanding                                                             2,467        7,080               2,960

NET ASSET VALUE PER SHARE                                       $           9.27   $     9.87         $     18.14

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES

March 31, 2002
(In Thousands Except Per Share Data)
                                                                                  SCIENCE &
                                                                    MID CAP        TECHNOLOGY
                                                                     FUND             FUND

ASSETS:
   Investments (including repurchase
     agreement) at cost                                         $         31,768        $  18,480

   Investments at value                                         $         27,276        $  18,052
   Repurchase agreement                                                    5,640              500
   Cash                                                                      569               87
   Receivables:
     Investments sold                                                         --               48
     Dividends                                                                 5                7
     Interest                                                                  1               --
     Fund shares sold                                                        152               14
      Total assets                                                        33,643           18,708

LIABILITIES AND NET ASSETS:
   Cash overdraft                                                             --               --
   Payables:
     Management fees                                                          22               15
     Registration fees                                                         6                4
     Investments purchased                                                 1,860              177
     Fund shares redemptions                                                  --               --
      Total liabilities                                                    1,888              196

NET ASSETS                                                       $        31,755       $   18,512

NET ASSETS CONSIST OF:
   Capital (capital stock and
     paid-in capital)                                            $        31,034       $   18,751
   Accumulated undistributed net
     investment income                                                        --               --
   Accumulated undistributed net
     realized gain (loss) from
     investment transactions                                               (427)            (311)
   Net unrealized appreciation
     (depreciation) of investments                                         1,148               72

NET ASSETS APPLICABLE
TO OUTSTANDING SHARES                                            $        31,755       $   18,512

Capital shares, $1.00 par value:
   Authorized                                                          Unlimited        Unlimited

   Outstanding                                                             3,137            1,819

NET ASSET VALUE PER SHARE                                       $          10.12       $    10.18

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES

March 31, 2002
(In Thousands Except Per Share Data)
                                                                   SMALL CAP           USA GLOBAL
                                                                     FUND                 FUND

ASSETS:
   Investments (including repurchase
     agreement) at cost                                         $      1,136,835     $     63,944

   Investments at value                                         $      1,118,618     $     71,158
   Repurchase agreement                                                  164,000            1,840
   Cash                                                                    7,326              196
   Receivables:
     Investments sold                                                     16,921               15
     Dividends                                                               146               13
     Interest                                                                 23               --
     Fund shares sold                                                      7,617              218
      Total assets                                                     1,314,651           73,440

LIABILITIES AND NET ASSETS:
   Cash overdraft                                                             --               --
   Payables:
     Management fees                                                       1,020               60
     Registration fees                                                        --               --
     Investments purchased                                                28,487              801
     Fund shares redemptions                                                   1               --
      Total liabilities                                                   29,508              861

NET ASSETS                                                      $      1,285,143     $     72,579

NET ASSETS CONSIST OF:
   Capital (capital stock and
     paid-in capital)                                           $      1,137,936     $     65,912
   Accumulated undistributed net
     investment income                                                        --               --
   Accumulated undistributed net
     realized gain (loss) from
     investment transactions                                               1,424          (2,387)
   Net unrealized appreciation
     (depreciation) of investments                                       145,783            9,054

NET ASSETS APPLICABLE
TO OUTSTANDING SHARES                                           $      1,285,143     $     72,579

Capital shares, $1.00 par value:
   Authorized                                                            100,000           10,000

   Outstanding                                                            60,959            3,853

NET ASSET VALUE PER SHARE                                       $          21.08     $      18.84

See accompanying Notes to Financial Statements.

STATEMENTS
OF OPERATIONS

For the Year Ended March 31, 2002, Except as Indicated
(In Thousands)
                                                                   BALANCED            HIGH YIELD         LARGE CAP
                                                                     FUND                 FUND              FUND

INVESTMENT INCOME:
   Dividends                                                        $        318       $      642       $     413
   Interest                                                                  695            4,171              20
   Foreign tax withheld                                                      (1)               --             (3)
                                                                           1,012            4,813             430
EXPENSES:
   Management fees                                                           267              554             486
   Registration fees                                                          20               24              27
   Miscellaneous expense                                                       1                1               1
                                                                             288              579             514
     Net investment income (loss)                                            724            4,234            (84)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from
     investment transactions                                                  36          (2,501)         (2,764)
   Net unrealized appreciation during
     the period on investments                                               904              211           3,719
     Net gain (loss) on investments                                          940          (2,290)             955
     Net increase (decrease) in net assets
      resulting from operations                                     $      1,664       $    1,944       $     871

See accompanying Notes to Financial Statements.

STATEMENTS
OF OPERATIONS

For the Year Ended March 31, 2002, Except as Indicated
(In Thousands)
                                                                                    SCIENCE &
                                                                    MID CAP          TECHNOLOGY
                                                                     FUND               FUND
                                                                   FOR THE             FOR THE
                                                                  PERIOD FROM        PERIOD FROM
                                                                 DECEMBER 17,          APRIL 16,
                                                                     2001                2001
                                                                  (INCEPTION)         (INCEPTION)
                                                                      TO                  TO
                                                                 TO MARCH 31,           MARCH 31,
                                                                     2002                 2002

INVESTMENT INCOME:
   Dividends                                                            $     11        $      35
   Interest                                                                   10                8
   Foreign tax withheld                                                       --               --
                                                                              21               43
EXPENSES:
   Management fees                                                            44              107
   Registration fees                                                           8               19
   Miscellaneous expense                                                      --               --
                                                                              52              126
     Net investment income (loss)                                           (31)             (83)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from
     investment transactions                                               (427)            (311)
   Net unrealized appreciation during
     the period on investments                                             1,148               72
     Net gain (loss) on investments                                          721            (239)
     Net increase (decrease) in net assets
      resulting from operations                                         $    690        $   (322)

See accompanying Notes to Financial Statements.

STATEMENTS
OF OPERATIONS

For the Year Ended March 31, 2002, Except as Indicated
(In Thousands)
                                                                  SMALL CAP            USA GLOBAL
                                                                     FUND                 FUND

INVESTMENT INCOME:
   Dividends                                                         $     1,474        $     345
   Interest                                                                1,129               30
   Foreign tax withheld                                                     (15)               --
                                                                           2,588              375
EXPENSES:
   Management fees                                                         4,501              570
   Registration fees                                                          69               25
   Miscellaneous expense                                                      23                2
                                                                           4,593              597
     Net investment income (loss)                                        (2,005)            (222)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from
     investment transactions                                               5,385          (2,140)
   Net unrealized appreciation during
     the period on investments                                           137,092            6,670
     Net gain (loss) on investments                                      142,477            4,530
     Net increase (decrease) in net assets
      resulting from operations                                     $    140,472        $   4,308

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)

                                                         BALANCED FUND                    HIGH YIELD FUND
                                                  YEAR ENDED         YEAR ENDED     YEAR ENDED       YEAR ENDED
                                                  MARCH 31,          MARCH 31,      MARCH 31,         MARCH 31,
                                                     2002               2001           2002             2001
OPERATIONS:
   Net investment
     income (loss)                            $            724  $          1,011     $      4,234     $     4,053
   Net realized gain (loss)
     from investment transactions                           36           (2,176)          (2,501)         (4,982)
   Net unrealized appreciation
     (depreciation) during the
     period on investments                                 904             (507)              211           5,009
     Net increase (decrease) in
     net assets resulting from
     operations                                          1,664           (1,672)            1,944           4,080

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                 (717)           (1,294)          (4,229)         (4,042)
   Net realized gain from
     investment transactions                                --                --               --              --
     Total distributions to
       shareholders                                      (717)           (1,294)          (4,229)         (4,042)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                           2,608             7,688           53,695           7,414
   Reinvested distributions                                680             1,227            3,673           3,380
                                                         3,288             8,915           57,368          10,794
   Shares repurchased                                  (9,056)           (7,503)         (26,877)        (12,956)
     Net increase (decrease) from
       capital share transactions                      (5,768)             1,412           30,491         (2,162)
       Net increase (decrease)
        in net assets                                  (4,821)           (1,554)           28,206         (2,124)

NET ASSETS:
   Beginning of period                                  27,690            29,244           41,651          43,775
   End of period                              $         22,869  $         27,690      $    69,857      $   41,651

   Undistributed net investment
     income at end of period                  $            828  $            861      $       189      $      326
Fund share transactions:
   Shares sold                                             281               778            5,292             724
   Reinvested distributions                                 79               132              370             338
                                                           360               910            5,662           1,062
   Shares repurchased                                    (982)             (787)          (2,649)         (1,284)
     Net increase (decrease) in
       fund shares                                       (622)               123            3,013           (222)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)
                                                                                                    SCIENCE &
                                                                                      MID CAP        TECHNOLOGY
                                                                                       FUND             FUND
                                                                                      FOR THE          FOR THE
                                                                                      PERIOD           PERIOD
                                                                                       FROM             FROM
                                                                                   DECEMBER 17,       APRIL 16,
                                                                                       2001             2001
                                                        LARGE CAP FUND             (INCEPTION)      (INCEPTION)
                                                  YEAR ENDED         YEAR ENDED         TO               TO
                                                  MARCH 31,          MARCH 31,      MARCH 31,         MARCH 31,
                                                     2002               2001           2002             2001

OPERATIONS:
   Net investment
     income (loss)                            $           (84)  $             66        $    (31)       $    (83)
   Net realized gain (loss)
     from investment transactions                      (2,764)             1,354            (427)           (311)
   Net unrealized appreciation
     (depreciation) during the
     period on investments                               3,719           (6,447)            1,148              72
     Net increase (decrease) in
       net assets resulting from
       operations                                          871           (5,027)              690           (322)

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                  (21)              (42)               --              --
   Net realized gain from
     investment transactions                             (562)           (3,382)               --              --
     Total distributions to
       shareholders                                      (583)           (3,424)               --              --

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                          17,572            20,824           31,650          19,770
   Reinvested distributions                                554             3,348               --              --
                                                        18,126            24,172           31,650          19,770
   Shares repurchased                                  (7,633)           (6,456)            (685)         (1,036)
     Net increase (decrease) from
       capital share transactions                       10,493            17,716           30,965          18,734
       Net increase (decrease)
        in net assets                                   10,781             9,265           31,655          18,412

NET ASSETS:
   Beginning of period                                  42,927            33,662              100             100
   End of period                              $         53,708  $         42,927        $  31,755       $  18,512

   Undistributed net investment
     income at end of period                  $             --  $             24        $      --       $      --

Fund share transactions:
   Shares sold                                             967               990            3,198           1,915
   Reinvested distributions                                 32               166               --              --
                                                           999             1,156            3,198           1,915
   Shares repurchased                                    (425)             (307)             (71)           (106)
     Net increase (decrease) in
       fund shares                                         574               849            3,127           1,809

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)
                                                        SMALL CAP FUND                    USA GLOBAL FUND
                                                  YEAR ENDED         YEAR ENDED     YEAR ENDED       YEAR ENDED
                                                  MARCH 31,          MARCH 31,      MARCH 31,         MARCH 31,
                                                     2002               2001           2002             2001

OPERATIONS:
   Net investment
     income (loss)                            $        (2,005)  $           (52)    $       (222)      $     (28)
   Net realized gain (loss)
     from investment transactions                        5,385             2,323          (2,140)            (38)
   Net unrealized appreciation
     (depreciation) during the
     period on investments                             137,092             1,061            6,670        (11,681)
     Net increase (decrease) in
       net assets resulting from
       operations                                      140,472             3,332            4,308        (11,747)

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                    --                --               --              --
   Net realized gain from
     investment transactions                           (1,165)           (4,663)               --         (6,508)
     Total distributions to
       shareholders                                    (1,165)           (4,663)               --         (6,508)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                       1,368,125            30,155           28,880          19,488
   Reinvested distributions                              1,145             4,492               --           6,374
                                                     1,369,270            34,647           28,880          25,862
   Shares repurchased                                (276,907)          (14,450)          (9,944)        (10,356)
     Net increase (decrease) from
       capital share transactions                    1,092,363            20,197           18,936          15,506
       Net increase (decrease)
        in net assets                                1,231,670            18,866           23,244         (2,749)

NET ASSETS:
   Beginning of period                                  53,473            34,607           49,335          52,084
   End of period                              $      1,285,143  $         53,473    $      72,579      $   49,335

   Undistributed net investment
     income at end of period                  $             --  $             --    $          --      $       --

Fund share transactions:
   Shares sold                                          72,066             1,908            1,577             871
   Reinvested distributions                                 59               321               --             330
                                                        72,125             2,229            1,577           1,201
   Shares repurchased                                 (14,737)             (908)            (546)           (462)
     Net increase (decrease) in
       fund shares                                      57,388             1,321            1,031             739

See accompanying Notes to Financial Statements.

1. SIGNIFICANT ACCOUNTING POLICIES:

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. Investment Valuation -- Corporate stocks, bonds and options traded on a national securities exchange or national market are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used.

Securities which are traded over-the-counter are priced at the mean between the latest bid and asked price. Securities not currently traded are valued at fair value as determined in good faith by the Board of Directors, or its designated committee. Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

B. Federal and State Taxes -- The Funds complied with the requirements of the
Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required.

As of March 31, 2002, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

                      CAPITAL LOSS
FUND                   CARRYOVER                  EXPIRES
Balanced              $1,902,743                    2009
High Yield                98,388                    2007
                       4,212,790                    2009
                         555,120                    2010
Large Cap                757,457                    2010
USA Global                86,855                    2009
                         828,653                    2010

Certain Funds incurred a loss for tax purposes from November 1, 2001 to March
31, 2002. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ended March 31, 2003. The following Funds had deferred losses:

FUND
Balanced              $     229,331
High Yield                2,714,372
Large Cap                 1,974,132
Mid Cap                     426,722
Science & Technology    280,101
USA Global                1,330,360

C. Options -- In order to produce incremental earnings and protect gains, the
Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding written covered call options as of March 31, 2002 or any such transactions during the period then ended.

D. repurchase agreements -- The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds'
investment adviser deems creditworthy under guidelines approved by the Funds'
Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

e. Investment Transactions and Investment Income -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income (see Note 2
"Change in Accounting Principle").

F. Distributions to Shareholders -- Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for amounts related to redemptions of shares as a part of the deduction for dividends paid for income tax purposes, premium amortization on debt securities, and deferral of post October and wash sale losses.

The tax character of distributions paid during the fiscal years ended March 31,
2001 and 2002, were identical to those distributions reported in the Statements of Changes in Net Assets except as follows:

                                                                 2001
                                                         CAPITAL          RETURN
FUND                               ORDINARY               GAIN          OF CAPITAL               TOTAL*

Balanced                    $       1,022,042     $         272,126         --            $      1,294,168
High Yield                          4,136,729                    --         --                   4,136,729
Small Cap                             642,213             4,390,812         --                   5,033,025

                                                                 2002
                                                         CAPITAL          RETURN
FUND                               ORDINARY               GAIN          OF CAPITAL               TOTAL*

Balanced                    $         756,596                    --         --            $        756,596
High Yield                          4,329,485                    --         --                   4,329,485
Small Cap                                  --             2,764,649         --                   2,764,649

*Total distributions paid differ from the Statement of Changes in Net Assets due primarily to the use of equalization debits for tax purposes.

On the Statements of Assets and Liabilities the following adjustments were made for permanent tax adjustments:

                                          ACCUMULATED             UNDISTRIBUTED
                                         NET REALIZED            NET INVESTMENT                  PAID IN
FUND                                      GAIN (LOSS)                INCOME                      CAPITAL
Balanced                            $              --       $        (40,000)          $           40,000
High Yield                                         --               (195,000)                     195,000
Large Cap                                    (84,725)                  80,623                       4,102
Mid Cap                                            --                  31,243                    (31,243)
Science &
   Technology                                      --                  82,503                    (82,503)
Small Cap                                 (3,733,168)               2,005,455                   1,727,713
USA Global                                    874,877                 221,601                 (1,096,478)

As of March 31, 2002 the components of accumulated earnings (deficit) on a tax basis were identical to those reported in the Statements of Assets and
Liabilities except as follows:

                                               BALANCED                 HIGH YIELD             LARGE CAP
                                                 FUND                      FUND                  FUND
Undistributed
    ordinary income                     $          829,248        $           189,090        $             --
Undistributed
    long-term
    capital gains                                       --                         --                      --
Accumulated
    earnings                                       829,248                    189,090                      --
Accumulated
    capital and
    other losses*                              (2,141,149)                (7,694,332)             (2,780,062)
Unrealized
    appreciation
    (depreciation)**                           (1,048,702)                (6,510,196)               6,921,457
Total accumulated
    earnings (deficit)                  $      (2,360,603)        $      (14,015,438)        $      4,141,395

                                            SCIENCE &                                           USA
                                             TECHNOLOGY                 SMALL CAP                 GLOBAL
                                                FUND                      FUND                     FUND
Undistributed
    ordinary income                     $               --        $                --        $             --
Undistributed
    long-term
    capital gains                                       --                  1,469,739                      --
Accumulated
    earnings                                            --                  1,469,739                      --
Accumulated
    capital and
    other losses*                                (311,099)                   (45,803)             (2,387,392)
Unrealized
    appreciation
    (depreciation)**                                40,810                145,737,780               8,911,768
Total accumulated
    earnings (deficit)                  $        (270,289)        $       147,161,716        $      6,524,376

*The Funds had net capital loss carryovers and deferred post-October losses as identified elsewhere in the Notes. In addition, they also had deferrals of wash sale losses and timing differences related to amortization of bond premiums.

**The differences between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of wash sale losses and the differences between book and tax amortization of bond premiums.

G. Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. CHANGE IN ACCOUNTING PRINCIPLE:

As required, effective April 1, 2001, the Funds adopted the provisions of the
AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to April 1, 2001, the Funds did not amortize premiums on debt securities. The accounting principle affected the Balanced and
High Yield Funds. The cumulative effect of this accounting change had no impact on total net assets of the two Funds, but resulted in a $206 and $58,067 reduction in cost of securities and a corresponding $206 and $58,067 increase in net unrealized appreciation for the Balanced and High Yield Funds, respectively, based on securities held on April 1, 2001.

The effect of this change for the period ended March 31, 2002 was to decrease net investment income by $830 and $53,142, increase net unrealized appreciation by $547 and $49,025, and increase net realized gain by $283 and $4,117 for the
Balanced and High Yield Funds, respectively. The Statement of Changes in Net
Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

3. MANAGEMENT FEES:

Management fees are paid to Kornitzer Capital Management, Inc. at the rate of 1%
per annum of the average daily net asset values of the Funds for services which include administration, and all other operating expenses of the Funds except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Funds and its shares and the cost of qualifying the
Funds' shares for sale in any jurisdiction. Certain officers and/or directors of the Funds are also officers and/or directors of Kornitzer Capital Management,
Inc.

4. REDEMPTION FEE:

Effective December 31, 2001, if shares of the Buffalo High Yield Fund are sold or exchanged within 180 days of their purchase, a redemption fee of 2% of the value of the shares sold or exchanged will be assessed. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The redemption fee is retained by the Fund and will help pay transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions.

5. INVESTMENT TRANSACTIONS:

Investment transactions for the period ended March 31, 2002, (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

Balanced Fund
    Purchases                              $         3,222,774
    Proceeds from sales                              9,991,217

High Yield Fund
    Purchases                              $        49,515,548
    Proceeds from sales                             19,496,304

Large Cap Fund
    Purchases                              $        13,247,521
    Proceeds from sales                              3,547,542

Mid Cap Fund
    Purchases                              $        27,134,717
    Proceeds from sales                                592,910

Science & Technology Fund
    Purchases                              $        18,757,870
    Proceeds from sales                                466,614

Small Cap Fund
    Purchases                              $       954,727,051
    Proceeds from sales                             29,668,327

USA Global Fund
    Purchases                              $        22,347,455
    Proceeds from sales                              3,571,504

6. NAME CHANGE:

Effective February 28, 2002, the Buffalo Equity Fund, Inc. changed its name to Buffalo Large Cap Fund, Inc.

For corporate shareholders, Buffalo Balanced and High Yield Funds percent of ordinary income distributions qualifying for the corporate dividends received deduction are 43% and 15%, respectively.

This report has been prepared for the information of the Shareholders of the
Buffalo Funds, and is not to be construed as an offering of the shares of the
Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.

FINANCIAL HIGHLIGHTS

Balanced FUND

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                     YEARS ENDED MARCH 31,
                                                           2002(a)             2001          2000            1999            1998

Net asset value,
     beginning of year                               $        8.97   $          9.86  $        8.87      $    11.50     $    10.57
     Income from investment operations:
        Net investment income                                 0.33              0.35           0.57            0.66           0.65
        Net gains (losses) on
           securities (both realized
           and unrealized)                                    0.23            (0.79)           0.87          (1.86)           1.84
     Total from investment operations                         0.56            (0.44)           1.44          (1.20)           2.49
     Less distributions:
        Dividends from net
           investment income                                (0.26)            (0.45)         (0.45)          (0.66)         (0.65)
        Distributions from
           capital gains                                        --                --             --          (0.64)         (0.91)
        Distribution in excess
           of capital gains                                     --                --             --          (0.13)             --
     Total distributions                                    (0.26)            (0.45)         (0.45)          (1.43)         (1.56)
Net asset value, end of year                         $        9.27   $          8.97  $        9.86       $    8.87     $    11.50

Total return                                                 6.48%           (4.58%)         16.78%        (10.49%)         24.76%

Ratios/Supplemental Data
Net assets, end of year
     (in millions)                                   $          23   $            28  $          29       $      40     $       55
Ratio of expenses to
     average net assets                                      1.08%             1.06%          1.05%           1.04%          1.04%
Ratio of net investment income
     to average net assets                                   2.71%             3.72%          5.82%           6.19%          5.61%
Portfolio turnover rate                                        12%               68%            33%             57%            61%

(a)As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and the ratio of net investment income to average net assets per share was unchanged. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                     YEARS ENDED MARCH 31,
                                                           2002(a)             2001          2000            1999            1998

Net asset value,
     beginning of year                               $       10.24   $         10.21  $       10.74      $    12.83     $    11.73
     Income from investment operations:
        Net investment income                                 0.73              1.05           1.05            0.93           0.79
        Net gains (losses) on
           securities (both realized
           and unrealized)                                  (0.34)              0.02         (0.54)          (2.18)           1.35
     Total from investment operations                         0.39              1.07           0.51          (1.25)           2.14
     Less distributions:
        Dividends from net
           investment income                                (0.76)            (1.04)         (1.04)          (0.76)         (0.80)
        Distributions from
           capital gains                                        --                --             --          (0.08)         (0.24)
     Total distributions                                    (0.76)            (1.04)         (1.04)          (0.84)         (1.04)
Net asset value, end of year                         $        9.87   $         10.24  $       10.21      $    10.74     $    12.83

Total return                                                 3.95%            11.16%          4.83%         (9.92%)         18.63%

Ratios/Supplemental Data
Net assets, end of year
     (in millions)                                   $          70   $            42  $          44      $       58     $       71
Ratio of expenses to
     average net assets                                      1.04%             1.04%          1.04%           1.05%          1.03%
Ratio of net investment income
     to average net assets                                   7.63%            10.30%          9.05%           7.76%          6.43%
Portfolio turnover rate                                        36%               54%            16%             30%            24%

(a)As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 7.73% to 7.63%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

LARGE CAP FUND

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                     YEARS ENDED MARCH 31,
                                                            2002               2001          2000            1999            1998

Net asset value,
     beginning of year                               $       17.99   $         21.91  $       16.95      $    16.94    $    13.93
     Income from investment operations:
        Net investment income (loss)                        (0.03)              0.04           0.01            0.04           0.08
        Net gains (losses) on
           Securities (both realized
           and unrealized)                                    0.39            (1.98)           5.21            0.40           4.85
     Total from investment operations                         0.36            (1.94)           5.22            0.44           4.93
     Less distributions:
        Dividends from net
           investment income                                (0.01)            (0.03)         (0.01)          (0.05)         (0.10)
        Distributions from
           capital gains                                    (0.20)            (1.95)         (0.25)          (0.38)         (1.82)
     Total distributions                                    (0.21)            (1.98)         (0.26)          (0.43)         (1.92)
Net asset value, end of year                         $       18.14   $         17.99  $       21.91      $    16.95    $     16.94

Total return                                                 2.06%           (9.86%)         31.07%           2.73%         36.97%

Ratios/Supplemental Data
Net assets, end of year
     (in millions)                                   $          54   $            43  $          34      $       32    $        35
Ratio of expenses to
     average net assets                                      1.06%             1.04%          1.05%           1.06%          1.09%
Ratio of net investment income
     to average net assets                                 (0.17%)             0.17%          0.04%           0.27%          0.56%
Portfolio turnover rate                                         7%               27%            27%             83%            93%

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MID CAP FUND

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                                    FOR THE PERIOD FROM
                                                                                                     DECEMBER 17, 2001
                                                                                                      (INCEPTION) TO
                                                                                                      MARCH 31, 2002

Net asset value, beginning of period                                                                 $        10.00
     Income from investment operations:
        Net investment income (loss)                                                                         (0.01)
        Net gains on securities (both realized and unrealized)                                                 0.13
     Total from investment operations                                                                          0.12
     Less distributions:
        Dividends from net investment income                                                                     --
        Distributions from capital gains                                                                         --
     Total distributions                                                                                         --
Net asset value, end of period                                                                       $        10.12

Total return*                                                                                                 1.20%

Ratios/Supplemental Data
Net assets, end of period (in millions)                                                              $           32
Ratio of expenses to average net assets**                                                                     1.16%
Ratio of net investment income to average net assets**                                                      (0.71%)
Portfolio turnover rate                                                                                          3%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SCIENCE & TECHNOLOGY FUND

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                                   FOR THE PERIOD FROM
                                                                                                     APRIL 16, 2001
                                                                                                     (INCEPTION) TO
                                                                                                     MARCH 31, 2002

Net asset value, beginning of period                                                                  $       10.00
     Income from investment operations:
        Net investment income (loss)                                                                         (0.05)
        Net gains on securities (both realized and unrealized)                                                 0.23
     Total from investment operations 0.18 Less distributions:
        Dividends from net investment income                                                                     --
        Distributions from capital gains                                                                         --
     Total distributions                                                                                         --
Net asset value, end of period                                                                        $       10.18

Total return*                                                                                                 1.80%

Ratios/Supplemental Data
Net assets, end of period (in millions)                                                               $          19
Ratio of expenses to average net assets**                                                                     1.17%
Ratio of net investment income to average net assets**                                                      (0.77%)
Portfolio turnover rate                                                                                          4%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SMALL CAP FUND

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                                                          FOR THE
                                                                                                                        PERIOD FROM
                                                                                                                      APRIL 14, 1998
                                                                                                                      (INCEPTION) TO
                                                                                     YEARS ENDED MARCH 31,               MARCH 31,
                                                                              2002           2001           2000           1999

Net asset value,
     beginning of period                                             $         14.97  $       15.38      $     9.49     $    10.00
     Income from investment operations:
        Net investment income (loss)                                          (0.03)         (0.01)          (0.03)           0.04
        Net gains (losses) on
           securities (both realized
           and unrealized)                                                      6.17           1.27            6.13         (0.51)
     Total from investment operations                                           6.14           1.26            6.10         (0.47)
     Less distributions:
        Dividends from net investment income                                      --             --              --         (0.04)
        Distributions from capital gains                                      (0.03)         (1.67)          (0.21)             --
     Total distributions                                                      (0.03)         (1.67)          (0.21)         (0.04)
Net asset value, end of period                                       $         21.08  $       14.97      $    15.38     $     9.49

Total return*                                                                 41.04%          8.95%          64.87%        (4.69%)

Ratios/Supplemental Data
Net assets, end of period (in millions)                              $        1,285   $          53      $       35     $       13
Ratio of expenses to average net assets**                                     1.01%           1.04%           1.12%          1.02%
Ratio of net investment income
     to average net assets**                                                 (0.44%)        (0.12%)         (0.27%)          0.59%
Portfolio turnover rate                                                           6%            31%             42%            34%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

USA GLOBAL FUND

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                     YEARS ENDED MARCH 31,
                                                            2002               2001          2000            1999            1998

Net asset value,
     beginning of year                               $       17.48   $         25.01  $       16.27      $    17.29      $   14.10
     Income from investment operations:
        Net investment income (loss)                        (0.06)            (0.01)         (0.03)            0.06           0.07
        Net gains (losses) on
           securities (both realized
           and unrealized)                                    1.42            (4.67)           9.71          (0.51)           4.20
     Total from investment operations                         1.36            (4.68)           9.68          (0.45)           4.27
     Less distributions:
        Dividends from net
           investment income                                    --                --         (0.02)          (0.06)         (0.06)
        Distributions from capital gains                        --            (2.85)         (0.92)          (0.51)         (1.02)
     Total distributions                                        --            (2.85)         (0.94)          (0.57)         (1.08)
Net asset value, end of year                         $       18.84   $         17.48  $       25.01      $    16.27      $   17.29

Total return                                                 7.78%          (19.80%)         60.72%         (2.52%)         31.33%

Ratios/Supplemental Data
Net assets, end of year
     (in millions)                                   $          73   $            49  $          52      $      35       $      45
Ratio of expenses to
     average net assets                                      1.05%             1.03%          1.04%           1.05%          1.09%
Ratio of net investment income
     to average net assets                                 (0.39%)           (0.05%)        (0.16%)           0.34%          0.47%
Portfolio turnover rate                                         6%               17%            35%             42%            64%

See accompanying Notes to Financial Statements.

REPORT OF
INDEPENDENT AUDITORS

The Board of Directors and Shareholders of
Buffalo Balanced Fund, Inc.
Buffalo High Yield Fund, Inc.
Buffalo Large Cap Fund, Inc.
Buffalo Mid Cap Fund
Buffalo Science & Technology Fund
Buffalo Small Cap Fund, Inc.
Buffalo USA Global Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Buffalo Balanced Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc. (formerly
Buffalo Equity Fund, Inc.), Buffalo Mid Cap Fund, Buffalo Science &
Technology Fund, Buffalo Small Cap Fund, Inc. and Buffalo USA Global
Fund, Inc. (the Funds) as of March 31, 2002, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds'
management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above at March 31, 2002, and the results of their operations, changes in their net assets and financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Kansas City, Missouri
May 3, 2002

NOTICE TO
SHAREHOLDERS

Directors/Trustees and Officers of the Funds The management and affairs for the
Funds are supervised by the Directors/Trustees under the laws of the particular
Fund's state of registration. The Directors/Trustees and executive officers of the Funds and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period.

INTERESTED DIRECTORS/TRUSTEES

NAME, AGE AND ADDRESS
(a)Stephen S. Soden (56)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITION(S) HELD WITH FUNDS
President and Director/Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED One year term and two years of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
President, Chief Executive Officer and Director, Jones & Babson, Inc.
(management company); President, Investors Mark Advisors, LLC (the "Adviser")
(management company); President and Director/Trustee, Buffalo Fund Complex
(seven funds)1; President and Trustee, J&B Funds (three funds)2; President,
Babson Fund Complex (nine funds with ten portfolios)3; and, formerly, Senior
Vice President of BMA (insurance company) and President and Chief Executive
Officer of BMA Financial Services, Inc. ("BMAFS") (broker/dealer) until December
31, 2001 when BMAFS ceased operations

NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR/TRUSTEE
Nineteen

OTHER DIRECTORSHIPS HELY BY DIRECTOR/TRUSTEE
None

NAME, AGE AND ADDRESS
(a)Kent W. Gasaway (42)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITION(S) HELD WITH FUNDS
Director/Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED One year term and eight years of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Senior Vice President, Kornitzer Capital Management, Inc. (management company)

NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR/TRUSTEE
Seven

OTHER DIRECTORSHIPS HELY BY DIRECTOR/TRUSTEE
None

NON-INTERESTED DIRECTORS/TRUSTEES

NAME, AGE AND ADDRESS
Thomas S. Case (61)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITION(S) HELD WITH FUNDS
Director/Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED One year term and eight years of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Retired

NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR/TRUSTEE
Seven

OTHER DIRECTORSHIPS HELY BY DIRECTOR/TRUSTEE
None

NAME, AGE AND ADDRESS

Gene M. Betts (50)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITION(S) HELD WITH FUNDS
Director/Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED One year term and one year of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Senior Vice President and Treasurer, Sprint Corp. (telecommunications);
and formerly Senior Vice President Corporate Finance, Sprint Corp.

NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR/TRUSTEE
Seven

OTHER DIRECTORSHIPS HELY BY DIRECTOR/TRUSTEE
None

NAME, AGE AND ADDRESS
J. Gary Gradinger (58)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITION(S) HELD WITH FUNDS
Director/Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED One year term and one year of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Chairman, President and Chief Executive Officer, Golden Star Inc.
(manufacturer of textile cleaning products)

NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR/TRUSTEE
Seven

OTHER DIRECTORSHIPS HELY BY DIRECTOR/TRUSTEE
None

NAME, AGE AND ADDRESS
Philip J. Kennedy (56)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITION(S) HELD WITH FUNDS
Director/Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED One year term and one year of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Associate Professor, Slippery Rock University

NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR/TRUSTEE
Seven

OTHER DIRECTORSHIPS HELY BY DIRECTOR/TRUSTEE
None

OFFICERS OF THE FUNDS

Name, AGE AND ADDRESS
P. Bradley Adams (41)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITION(S) HELD WITH FUNDS
Vice President and Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED One year term and eight years of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Vice President Finance and Operations and Chief Operations Officer, Jones &
Babson, Inc. (management company); Treasurer of the Adviser (management company); Vice President and Treasurer, Babson Fund Complex; Vice President and
Treasurer, Buffalo Fund Complex; Vice President, Chief Financial Officer and
Trustee, J&B Funds; and, Treasurer and Chief Financial Officer, Gold Bank
Funds (two funds)

NAME, AGE AND ADDRESS
W. Guy Cooke (41)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITION(S) HELD WITH FUNDS
Vice President and Chief Compliance Officer

TERM OF OFFICE AND LENGTH OF TIME SERVED One year term and three years of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Chief Compliance Officer, Jones & Babson, Inc. (management company);
Vice President and Chief Compliance Officer, Babson Fund Complex,
Buffalo Fund Complex, and J&B Funds

NAME, AGE AND ADDRESS
Martin A. Cramer (52)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITION(S) HELD WITH FUNDS
Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED One year term and eight years of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Legal and Regulatory Affairs Vice President and Secretary, Jones & Babson,
Inc. (management company); Secretary of the Adviser (management company); Vice
President and Secretary, Babson Fund Complex; Vice President and Secretary,
Buffalo Fund Complex; Assistant Vice President and Secretary, J&B Funds;
and, Secretary, Gold Bank Funds (two funds)

NAME, AGE AND ADDRESS
Constance E. Martin (40)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITION(S) HELD WITH FUNDS
Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED One year term and eight years of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Vice President and Director Mutual Fund Client Relations, Jones &
Babson, Inc. (management company); Vice President, Babson Fund Complex,
Buffalo Fund Complex, and J&B Funds

1The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc.,
Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo
Small Cap Fund, Inc., Buffalo USA Global Fund, Inc. and the Buffalo
Funds, which is a series fund consisting of Buffalo Science &
Technology Fund and Buffalo Mid Cap Fund. Jones & Babson, Inc.
serves as Principal Underwriter and Registered Transfer Agent for each fund in the Buffalo Fund Complex.

2The J&B Funds are series fund consisting of J&B Mid-Cap Aggressive
Growth Fund, J&B Small-Cap Aggressive Growth Fund and J&B Small-Cap
International Fund. Jones & Babson, Inc., a wholly-owned subsidiary of
Business Men's Assurance Company of America, serves as Investment Adviser,
Principal Underwriter and Registered Transfer Agent for each of the J&B
Funds.

3The Babson Fund Complex consists of Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., David L. Babson Growth Fund, Inc.,
Shadow Stock Fund, Inc., Babson Value Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L.
Babson Money Market Fund, Inc. and D.L. Babson Bond Trust (Portfolio L
& Portfolio S). Jones & Babson, Inc. serves as Investment
Adviser, Principal Underwriter and Registered Transfer Agent for each fund in the Babson Fund Complex.

(a)Each of these Directors/Trustees may be deemed to be an "interested person" of the Funds as that term is defined in the Investment Company
Act of 1940. Messrs. Soden and Gasaway are interested Directors/Trustees due to their employment by Jones & Babson, Inc. and Kornitzer
Capital Management, Inc., respectively. Jones & Babson, Inc. is the
Funds' underwriter. Kornitzer Capital Management, Inc. is the Funds'
adviser.

The Statement of Additional Information ("SAI") includes additional information about the Fund Directors/Trustees and is available upon request without charge by calling 1-800-492-8332, or writing Buffalo Funds, P.O. Box 219757, Kansas
City, MO 64121-9757.

BUFFALO MUTUAL FUNDS

Balanced Fund
High Yield Fund
Large Cap Fund
Mid Cap Fund
Science & Technology Fund
Small Cap Fund
USA Global Fund

BUFFALO FUNDS
Jones & Babson, Inc. Distributors

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

BUFFALO FUNDS
P.O. Box 219757
Kansas City, MO 64121-9757